Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Entity Registrant Name	Dominion Midstream Partners, LP
Entity Central Index Key	0001603286